Expense Example - Class A Class C and Institutional Class - Europe 1.25x Strategy Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	647	1,013	1,402	2,489	363	815	1,393	2,961